Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Income Before Taxes

The Company’s income before taxes was taxed as indicated in the following jurisdictions:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Pretax income (loss):
Non U.S	$15,603	$1,894	$2,236
U.S.	(19,735)	(8,274)	(8,011)

Total loss before taxes	$(4,132)	$(6,380)	$(5,775)

Components of Provision for Income Taxes Attributable to Continuing Operations

The components of the provision for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Current income tax expense (benefit):
U.S. Federal	$0	$0	$0
U.S. State	65	5	10
Non U.S.	16	21	104

Total current tax provision (benefit)	81	26	114

Deferred income tax expense (benefit):
U.S. Federal	$0	$0	$0
U.S. State	0	0	0
Non U.S.	0	(4,895)	264

Total deferred tax benefit	0	(4,895)	264

Total income tax provision (benefit)	$81	$(4,869)	$378

Schedule of U.S. Federal Statutory Rate to Income Loss Before Income Taxes

The total provision differs from the amount that would be recorded applying the 34% U.S. federal statutory rate to income (loss) before income taxes as follows:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
U.S. Federal tax expense at statutory rates	$(1,405)	$(2,169)	$(1,963)
Effect of foreign tax rates	(2,165)	(191)	(149)
Nondeductible expense	48	84	104
Change in valuation allowance	6,046	(1,868)	2,028
Other	(355)	(237)	40
State taxes (net of Federal benefit)	(1,244)	(352)	(344)
Equity based compensation	244	333	406
Research incentives	0	(469)	(302)
Tax effect of change in subsidiary capital structure	0	0	558
Capital gain exclusion	(1,088)	0	0

	$81	$(4,869)	$378

Schedule of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
	(in thousands)
Current deferred tax assets:
Tax loss carryforwards	$534	$535
Tax credits	0	86
Accrued expenses	1,110	652
Other	512	479

Total current deferred tax assets	2,156	1,752

Long term deferred tax assets:
Tax loss carryforwards	13,277	14,695
Deferred research expenditures	397	1,441
Tax credits	1,093	1,396
Property and equipment	2,028	939
Other	0	310

Total long term deferred tax assets	16,795	18,781

Total deferred tax assets	$18,951	$20,533
Total long term deferred tax liabilities	(132)	(52)
Valuation allowance	(13,924)	(15,952)

Net deferred tax asset	$4,895	$4,529

Roll forward of Total Gross Unrecognized Tax Benefits

The following is a rollforward of the Company’s total gross unrecognized tax benefits during 2012.

Unrealized Tax Benefit
(in thousands)

Balance at December 31, 2011	$275
Reductions for tax positions related to prior years	(275)
Additions for tax positions related to the current year	63

Balance at September 30, 2012	$63

The following is a rollforward of the Company’s total gross unrecognized tax benefits:

Unrealized Tax Benefit
(in thousands)
Balance at December 31, 2009	$0
Additions for tax positions related to the current year	230

Balance at December 31, 2010	$230
Decreases for tax positions related to prior years	(30)
Additions for tax positions related to the current year	75

Balance at December 31, 2011	$275

U.S. [Member]
Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income

As of December 31, 2011, the Company has the following U.S. net operating tax losses available to reduce future years’ income for U.S. income tax purposes expiring in the following years:

(in thousands)
2027	$58
2028	6,487
2029	9,378
2030	9,812
2031	11,079

$36,814

Canada [Member]
Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income

As of December 31, 2011, the Company has the following Canadian net operating tax losses available to reduce future years’ income for Canadian income tax purposes expiring in the following years:

(in thousands)
2027	$6,308
2028	2,099

$8,407